Debt - Narrative (Details)		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 12, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Long-term debt		$ 25,022,000				$ 12,715,000		$ 12,715,000		$ 25,022,000	$ 18,274,000
Deferred loan issuance costs		1,200,000				700,000		700,000		1,200,000	900,000
Unpaid principal balance		26,200,000				13,500,000		13,500,000		26,200,000	19,200,000
Restricted cash		1,641,000				215,000		215,000		1,641,000	3,330,000		$ 2,710,000
Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 165,000,000
Proceeds from convertible notes, net of issuance costs	162,400,000
Issuance costs	$ 2,600,000
Interest rate payable annually	1.00%
Proceeds from stock offering resulting in automatic conversion	$ 50,000,000
Available cash held by potential acquiree resulting in automatic conversion	200,000,000
Qualifying conversion amount	$ 2,300,000,000
Conversion price, as a percentage of stock price	87.50%
Conversion price (in dollars per share) | $ / shares	$ 12.3819
Amount outstanding	$ 119,800,000
Interest expense						400,000		900,000
Share-settled redemption feature	$ 45,200,000					37,300,000		37,300,000
2018 Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount					$ 50,000,000
Unused commitments		15,000,000				15,000,000		15,000,000		15,000,000	40,000,000
Interest expense						1,000,000	$ 1,400,000	3,700,000	$ 4,300,000	5,200,000	3,400,000
Future minimum principal repayments in the remainder of the fiscal year						5,100,000		5,100,000
Future minimum principal repayments due in year one		17,000,000				14,900,000		14,900,000		17,000,000
Future minimum principal repayments due in year two		14,900,000				9,000,000		9,000,000		14,900,000
Future minimum principal repayments due in year three		9,000,000				2,400,000		2,400,000		9,000,000
2018 Promissory Note | Secured Promissory Note
Debt Instrument [Line Items]
Aggregate principal amount					$ 25,000,000						65,000,000
End of term payment, percentage of outstanding principal					5.25%
Facility fee					$ 300,000
Amount outstanding											25,000,000
Additional loan commitments											$ 10,000,000
Potential increase in interest rate					5.00%
2018 Promissory Note | Prime Rate | Secured Promissory Note
Debt Instrument [Line Items]
Variable interest rate					5.75%
2018 Promissory Note | Prime Rate | Secured Promissory Note | Minimum
Debt Instrument [Line Items]
Variable interest rate					4.75%
2020 Promissory Note | Secured Promissory Note
Debt Instrument [Line Items]
Aggregate principal amount			$ 25,000,000
End of term payment, percentage of outstanding principal			4.75%
Amount outstanding		$ 25,000,000								25,000,000
2020 Promissory Note | Prime Rate | Secured Promissory Note
Debt Instrument [Line Items]
Variable interest rate			5.75%
2020 Promissory Note | Prime Rate | Secured Promissory Note | Minimum
Debt Instrument [Line Items]
Variable interest rate			4.50%
Revolving Credit Facility | 2020 Credit Facility
Debt Instrument [Line Items]
Potential increase in interest rate		2.00%
Maximum borrowing capacity				$ 50,000,000
Letter of credit fee percentage				1.50%
Non-use fee percentage				0.25%
Additional liquidity covenant amount		$ 25,000,000								$ 25,000,000
Cash collateral percentage				105.00%
Amount outstanding under line of credit						0		0
Revolving Credit Facility | 2020 Credit Facility | Base Rate
Debt Instrument [Line Items]
Variable interest rate				2.00%
Revolving Credit Facility | 2020 Credit Facility | Eurodollar
Debt Instrument [Line Items]
Variable interest rate				2.00%
Revolving Credit Facility | 2020 Québec Credit Facility
Debt Instrument [Line Items]
Interest rate payable annually		6.00%								6.00%		6.00%
Maximum borrowing capacity												$ 25,000,000
Amount outstanding under line of credit		$ 0				0		0		$ 0
Debt term		10 years
Revolving Credit Facility | Conditional-Refund Financial Contribution Facility
Debt Instrument [Line Items]
Interest rate payable annually		6.00%								6.00%		6.00%
Facility fee												$ 300,000
Maximum borrowing capacity												$ 5,000,000
Debt term		10 years
Potential reduction in principal and accrued interest		$ 5,000,000								$ 5,000,000
Letter of Credit
Debt Instrument [Line Items]
Amount outstanding under line of credit						$ 24,200,000		$ 24,200,000
Letter of Credit | 2020 Credit Facility
Debt Instrument [Line Items]
Amount outstanding under line of credit		$ 20,000,000								$ 20,000,000